Note 20 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ 49,137	$ 382	$ (8,129)
Reclassification to Interest and finance costs		2,702	(6,417)	(1,323)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		1,286	0	0
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		63	63	63
Total		48,652	5,726	(6,743)
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(483)	6,417	1,323
Total		48,652	5,726	(6,743)
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		36,591	(754)	(8,129)
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		4,495	0	0
Interest rate caps (excluded component) (1)	[1]	6,700	0	0
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		1,286	0	0
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 63	$ 63	$ 63

[1]	Excluded component represents interest rate caps instruments time value.